Notes Payable (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of approximate annual maturities of debt
2012	$ 4,681
2013	3,185
2014	1,768
2015	4,218
Thereafter	276,893
Total	$ 290,745	$ 33,151